LINE OF CREDIT PAYABLE – RELATED PARTY	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
LINE OF CREDIT PAYABLE – RELATED PARTY

NOTE 5 – LINE OF CREDIT PAYABLE – RELATED PARTY

On August 8, 2013, the Company executed a revolving credit line with an entity owned and controlled by an officer, director and shareholder for up to $500,000. The unsecured line of credit bears interest at 2% per annum with principal and interest due on August 8, 2015. As of December 31, 2013, an amount of $320,240 has been used for general corporate purposes with a remaining balance of $179,760 available. As of December 31, 2013, the balance of accrued interest was $1,637.

Interest expense for the line of credit payable for the year ended December 31, 2013 was $1,637.